BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—91.3%
Brazil—4.4%
Ambev SA - ADR	27,701	$63,989
Cia Brasileira de Distribuicao	5,500	63,892
Localiza Rent a Car SA	15,100	107,528
Locaweb Servicos de Internet SA*	32,237	155,497
Pagseguro Digital Ltd., Class A*	1,561	49,531
Petroleo Brasileiro SA - SP ADR*	15,027	114,656
Vivara Participacoes SA	21,800	78,232
		633,325
Canada—4.1%
Barrick Gold Corp.	3,685	88,440
Barrick Gold Corp.	3,727	89,626
Kinross Gold Corp.*	29,072	190,422
Yamana Gold, Inc.	41,496	222,418
		590,906
Chile—0.2%
Geopark Ltd.*	2,771	23,470
China—25.5%
21Vianet Group, Inc. - ADR*	2,827	41,274
Agricultural Bank of China Ltd., Class H	172,000	69,803
Alibaba Group Holding Ltd.*	6,900	178,413
Alibaba Group Holding Ltd. - SP ADR*	4,529	939,269
China Construction Bank Corp., Class H	258,000	203,483
China Meidong Auto Holdings Ltd.	28,000	64,920
China Vanke Co., Ltd., Class H	7,800	25,463
CIFI Holdings Group Co., Ltd.	40,000	29,058
ENN Energy Holdings Ltd.	5,800	68,092
Industrial & Commercial Bank of China Ltd., Class H	149,000	96,510
Jiangxi Copper Co., Ltd., Class H	5,000	4,598
Lomon Billions Group Co., Ltd., Class A	24,900	54,618
Longfor Group Holdings Ltd.	7,000	32,012
Momo, Inc. - SP ADR	1,323	25,666
Muyuan Foodstuff Co., Ltd., Class A	11,700	197,522
NetEase, Inc. - ADR	552	211,361
Ping An Insurance Group Co. of China Ltd., Class H	25,958	256,884
Sinopec Engineering Group Co., Ltd., Class H	93,000	39,106
Tencent Holdings Ltd.	13,300	720,273
Trip.com Group Ltd. - ADR	2,698	71,686
Vipshop Holdings Ltd. - ADR*	3,667	63,586
Wuliangye Yibin Co. Ltd., Class A	9,000	187,320
Zhongsheng Group Holdings Ltd.	15,000	77,607
		3,658,524
Colombia—0.2%
Ecopetrol SA	49,368	26,338
France—0.5%
TOTAL SA	1,865	70,722
Greece—0.3%
JUMBO SA	2,534	46,108
Hong Kong—3.3%
AIA Group Ltd.	5,448	44,705
Champion REIT	73,000	33,209
China Mobile Ltd. - SP ADR	1,027	36,109
China Overseas Land & Investment Ltd.	9,500	29,135
Fortune Real Estate Investment Trust	67,000	60,120
Hang Lung Properties Ltd.	33,000	69,843
Melco Resorts & Entertainment Ltd. - ADR*	10,329	165,574
Swire Properties Ltd.	15,800	35,451
		474,146
Hungary—0.7%
OTP Bank PLC	2,895	97,315
India—6.1%
Bandhan Bank Ltd.	16,868	49,183
Bharat Electronics Ltd.	28,007	25,707
Bharti Airtel Ltd.	37,156	271,327
Gujarat State Petronet Ltd.	14,754	38,595
HDFC Bank Ltd. - ADR	2,055	85,961
HDFC Bank Ltd.	13,634	172,636
Indraprastha Gas Ltd.*	9,968	62,099
Mahanagar Gas Ltd.	3,321	42,777
Reliance Industries Ltd.	2,593	50,375
Tech Mahindra Ltd.	10,989	77,282
		875,942
Indonesia—2.3%
Bank Central Asia Tbk PT	34,400	61,211
Bank Negara Indonesia Persero Tbk PT	123,200	32,428
Bank Rakyat Indonesia Persero Tbk PT	270,800	54,833
Gudang Garam Tbk PT	16,900	56,468
Indah Kiat Pulp & Paper Corp. Tbk PT	22,100	7,971
Indofood CBP Sukses Makmur Tbk PT	219,200	122,579
		335,490
Ireland—0.1%
Kenmare Resources PLC	4,044	11,156
Macao—4.0%
MGM China Holdings Ltd.	82,000	97,953
Sands China Ltd.	63,600	249,827
Wynn Macau Ltd.	132,000	226,087
		573,867
Mexico—5.2%
Alpek SAB de CV*	109,200	76,577
Coca-Cola Femsa SAB de CV - SP ADR	654	28,632
Concentradora Fibra Danhos SA de CV	53,000	50,551
Fibra Uno Administracion SA de CV*	54,600	41,884
Fomento Economico Mexicano SAB de CV - SP ADR	5,524	374,030
Grupo Financiero Banorte SAB de CV	9,700	29,549
Industrias Bachoco SAB de CV, Class B	20,000	61,215
Macquarie Mexico Real Estate Management SA de CV	71,000	81,007
		743,445
Peru—0.4%
Credicorp Ltd.	399	54,990
Philippines—0.5%
Altus San Nicolas Corp.*‡	1,610	–
Bloomberry Resorts Corp.	541,400	66,502
		66,502
Poland—0.8%
PLAY Communications SA	15,771	111,885
Russia—1.5%
Sberbank of Russia PJSC - SP ADR	14,961	171,154
Tatneft PJSC	6,705	51,055
		222,209
Singapore—1.6%
DBS Group Holdings Ltd.	10,400	143,879
United Overseas Bank Ltd.	6,300	87,258
		231,137
South Africa—3.8%
Astral Foods Ltd.	3,789	33,336
Distell Group Holdings Ltd.	6,305	29,097
Gold Fields Ltd.	25,563	197,299
Naspers Ltd.	353	57,466
Naspers Ltd. - SP ADR	2,428	79,808
Oceana Group Ltd.	17,085	56,457
PSG Group Ltd.	6,445	59,364
SPAR Group Ltd., (The)	3,805	38,041
		550,868
South Korea—10.3%
FILA KOREA Ltd.	3,175	99,097
GS Retail Co., Ltd.	2,601	89,635
Hana Financial Group, Inc.	6,300	152,219
Innocean Worldwide	457	19,118
KB Financial Group, Inc.	1,841	50,243
Kia Motors Corp.	1,024	28,474
KT Corp. - SP ADR	7,741	75,398
Samsung Electronics Co., Ltd.	11,156	459,472
SK Hynix, Inc.	6,997	463,989
Spigen Korea Co., Ltd.	719	38,251
		1,475,896
Taiwan—13.0%
Accton Technology Corp.	19,000	153,151
Chenbro Micom Co., Ltd.	22,000	71,033
Chicony Electronics Co., Ltd.	27,000	77,466
Chicony Power Technology Co., Ltd.	27,000	60,296
ChipMOS Technologies, Inc.	75,000	77,432
Global Mixed Mode Technology, Inc.	10,000	50,456
Hon Hai Precision Industry Co., Ltd.	29,000	73,367
ITEQ Corp.	10,000	45,129
Lotes Co., Ltd.	7,000	94,303
Powertech Technology, Inc.	43,000	139,262
Radiant Opto-Electronics Corp.	21,000	72,298
Simplo Technology Co., Ltd.	14,000	149,991
Taiwan Paiho Ltd.	35,000	79,974
Taiwan PCB Techvest Co., Ltd.	26,000	32,343
Taiwan Semiconductor Manufacturing Co., Ltd.	16,000	155,540
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	3,994	201,018
Taiwan Union Technology Corp.	22,000	101,822
Tripod Technology Corp.	24,000	90,250
Wiwynn Corp.	5,000	133,983
		1,859,114
Turkey—0.9%
Enerjisa Enerji AS	33,774	40,170
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	6,916	45,830
Ulker Biskuvi Sanayi AS*	11,981	41,417
		127,417
United States—1.6%
Las Vegas Sands Corp.*	1,318	63,185
Micron Technology, Inc.*	2,395	114,744
National Energy Services Reunited Corp.*	10,063	57,158
		235,087
TOTAL COMMON STOCKS
(Cost $12,979,430)		13,095,859
PREFERRED STOCKS—3.6%
Brazil—0.5%
Itau Unibanco Holding SA, 8.628%	18,600	80,168
South Korea—3.1%
Samsung Electronics Co., Ltd., 3.269%	12,616	439,242
TOTAL PREFERRED STOCKS
(Cost $516,110)		519,410
SHORT-TERM INVESTMENTS—5.6%
U.S. Bank Money Market Deposit Account, 0.13%(a)	809,787	809,787
TOTAL SHORT-TERM INVESTMENTS
(Cost $809,787)		809,787
TOTAL INVESTMENTS—100.5%
(Cost $14,305,327)		14,425,056
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.5)%		(72,824)
NET ASSETS—100.0%		$14,352,232

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2020.
‡
Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of May 31, 2020, these securities amounted to $(0) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes

Contracts For Difference held by the Fund at May 31, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Erste Group Bank AG	Goldman Sachs	9/15/2020	-0.45%	Monthly	2,177	$48,153	$4,245

Chile
Sociedad Quimica Minera	Goldman Sachs	9/15/2020	0.17	Monthly	154	3,753	122

China
China Construction Bank Corp., Class H	Goldman Sachs	9/15/2020	0.63	Monthly	20,000	15,774	(307)
China Merchants Bank, Class H	Goldman Sachs	9/15/2020	0.63	Monthly	9,000	42,408	(220)
China Oilfield Services	Goldman Sachs	9/15/2020	0.63	Monthly	68,000	59,535	(3,039)
China Shenhua Energy Co., Class H	Goldman Sachs	12/31/2021	0.63	Monthly	18,000	32,971	447
Industrial & Commercial Bank of China Ltd.	Goldman Sachs	9/15/2020	0.63	Monthly	134,000	86,794	(1,235)
Netdragon Websoft Holdings	Goldman Sachs	9/15/2020	0.63	Monthly	17,000	42,556	(4,178)
PICC Property & Casualty	Goldman Sachs	9/15/2020	0.63	Monthly	92,000	80,493	(4,996)
						360,531	(13,528)
France
Total SA	Goldman Sachs	9/15/2020	-0.45	Monthly	681	25,824	1,303

Greece
Hellenic Telecommunications Organization	Goldman Sachs	9/15/2020	-0.45	Monthly	4,415	61,814	2,685

Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.09	Monthly	9,585	65,832	2,873

Portugal
Jeronimo Martins	Goldman Sachs	9/15/2020	-0.45	Monthly	3,174	54,122	3,908

Russia
Detsky Mir PJSC	Goldman Sachs	9/15/2020	0.17	Monthly	52,920	74,802	11,174
Gazprom Neft	Goldman Sachs	9/15/2020	0.17	Monthly	8,750	41,745	2,048
Novolipetsk Steel PJSC	Goldman Sachs	9/15/2020	0.17	Monthly	61,320	120,418	14,397
						236,965	27,619
South Korea
Kumho Petrochemical Co., Ltd.	Goldman Sachs	9/15/2020	0.17	Monthly	836	48,102	(1,356)
Posco	Goldman Sachs	9/15/2020	0.17	Monthly	455	66,941	853
						115,043	(503)
Switzerland
Glencore PLC	Goldman Sachs	12/31/2020	0.12	Monthly	22,149	41,829	21

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	0.17	Monthly	7,000	68,049	(163)

United States
Southern Copper Corp.	Goldman Sachs	9/15/2020	0.17	Monthly	335	12,161	196
Total Long						1,094,076	28,778
Net unrealized gain/(loss) on Contracts For Difference							$28,778

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$633,325	$633,325	$-	$-
Canada	590,906	590,906	-	-
Chile	23,470	23,470	-	-
China	3,658,524	1,352,842	2,305,682	-
Colombia	26,338	26,338	-	-
France	70,722	-	70,722	-
Greece	46,108	-	46,108	-
Hong Kong	474,146	201,683	272,463	-
Hungary	97,315	-	97,315	-
India	875,942	85,961	789,981	-
Indonesia	335,490	-	335,490	-
Ireland	11,156	-	11,156	-
Macao	573,867	-	573,867	-
Mexico	743,445	743,445	-	-
Peru	54,990	54,990	-	-
Philippines	66,502	-	66,502	-	*
Poland	111,885	-	111,885	-
Russia	222,209	171,154	51,055	-
Singapore	231,137	-	231,137	-
South Africa	550,868	165,362	385,506	-
South Korea	1,475,896	75,398	1,400,498	-
Taiwan	1,859,114	201,018	1,658,096	-
Turkey	127,417	81,587	45,830	-
United States	235,087	235,087	-	-
Preferred Stock
Brazil	80,168	80,168	-	-
South Korea	439,242	-	439,242	-
Short-Term Investments	809,787	809,787	-	-
Contracts For Difference
Equity Contracts	44,272	318	43,954	-
Total Assets	$14,469,328	$5,532,839	$8,936,489	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(15,494)	$-	$(15,494)	$-
Total Liabilities	$(15,494)	$-	$(15,494)	$-

* Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to  total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.